Subsequent Events	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

NOTE 11 – SUBSEQUENT EVENTS

Subsequent to December 31, 2019 we received $1,070,000 in proceeds from related party advances and issued 10,000,000 shares of our common stock for services.

On April 27, 2020, the Company entered into a Securities Purcahse Agreeement (“SPA”) and related agreements with DBR Capital, LLC, a Pennsylvania limited liability company (“DBR”), pursuant to which DBR purchased a $1.3 million convertible note and agreed to purchase a $700,000 convertible note, which was funded on May 28, 2020. DBR also agreed to purchase an additional convertible note in the principal amount of $9.0 on or before October 31, 2020. The SPA also contemplated the creation of a new broker-dealer subsidiary for the Company and the exchange of a portion of the equity the new subsidiary to DBR in consideration for the rights to certain proprietary software and other intellectual property owned by DBR. Reference is made to the Company’s Form 8-K filed with the SEC on April 30, 2020 and the exhibits filed as part of the 8-K, including the SPA, a Voting Agreement, Lock-Up Agreement and the $1.3 million convertible note.

In accordance with ASC Topic 855, Subsequent Events, we have evaluated subsequent events through the date of this filing and have determined that there are no additional subsequent events that require disclosure.

NOTE 12 – SUBSEQUENT EVENTS

In April of 2019, we received proceeds of $200,000 from two separate short-term promissory notes.

In June of 2019, we entered into an office lease agreement for our corporate finance department, located in Eatontown, New Jersey. The agreement is for a term of three years at a monthly rent amount of $2,500 for months one through six, $3,500 for months six through 12, and $4,000 for months 13 through 36. Corporate Finance is expected to occupy the new office space beginning in July of 2019.

In May and June of 2019, we issued an aggregate of 39,215,648 shares of our common stock to Triton Funds LP under the common stock purchase agreement that was entered into in December 2018 and amended in March and April 2019, for net proceeds of $325,000.

In accordance with ASC Topic 855, Subsequent Events, we have evaluated subsequent events through the date of this filing and have determined that there are no additional subsequent events that require disclosure.